PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 67,892	$ 60,174	$ 49,963
Equipment and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Reduction in costs	22,355	18,653
Reduction in accumulated depreciation	$ 22,355	$ 18,653